Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Interests in associates, joint ventures and other investments
16. Interests in associates, joint ventures and other investments

The movements in 2019 and 2018 were as follows:

	Interests in associates and joint ventures £m	Other investments £m
1 January 2018	1,065.2	1,153.5
Additions	16.7	35.0
Share of results of associate undertakings	43.5	–
Dividends	(49.7)	–
Other movements	1.2	–
Reclassification from other investments to associates	0.3	(0.3)
Exchange adjustments	12.9	–
Disposals	(304.0)	(341.7)
Reclassification to subsidiaries	16.9	–
Revaluation of other investments through profit or loss	–	68.1
Revaluation of other investments through other comprehensive income	–	(247.9)
Amortisation of other intangible assets	(4.2)	–
Write-downs	(2.0)	–
31 December 2018	796.8	666.7
Additions	236.6	18. 3
Share of results of associate undertakings	21.2	–
Dividends	(33.3)	–
Other movements	1.2	–
Exchange adjustments	(35.5)	–
Disposals	(51.5)	(42.3)
Reclassification to subsidiaries	(0.3)	–
Revaluation of other investments through profit or loss	–	9.1
Revaluation of other investments through other comprehensive income	–	(141.4)
Amortisation of other intangible assets	(5.6)	–
Transfer to disposal group classified as held for sale	(109.1)	(12.1)
Write-downs	(7.5)	–
31 December 2019	813.0	498.3

The investments included above as “other investments” represent investments in equity securities that present the Group with opportunity for return through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of publicly available information from outside sources.

The carrying values of the Group’s associates and joint ventures are reviewed for impairment in accordance with the Group’s accounting policies.

The fair value of other investments represents valuations as at 31 December 2019 and does not consider the impact of the emergence and spread of the Covid-19 virus.

The Group’s principal associates and joint ventures at 31 December 2019 included:

	% owned	Country of incorporation
Barrows Design and Manufacturing (Pty) Limited	35.0	South Africa
Dat Viet VAC Media Corporation	30.0	Vietnam
GIIR Inc.	30.0	Korea
Haworth Marketing & Media Company	49.0	USA
High Co SA	34.1	France
Joye Media SL 1	22.5	Spain
Nanjing Yindu Ogilvy Advertising Co. Ltd	49.0	China
Smollan Holdings (Pty) Ltd	24.8	South Africa
Summer (BC) JVCo S.à r.l. 2	40.0	Luxembourg
Summer (BC) US JVCo SCSp 2	40.0	Luxembourg

Notes
1	Representing the Group’s interest in Imagina.
2	Representing the Group’s interest in Kantar split between the United States and rest of world.

The market value of the Group’s shares in its principal listed associate undertakings at 31 December 2019 was as follows: GIIR Inc: £21.2 million, and High Co SA: £39.4 million (2018: GIIR Inc: £26.3 million and High Co SA: £30.3 million). The carrying value (including goodwill and other intangibles) of these equity interests in the Group’s consolidated balance sheet at 31 December 2019 was as follows: GIIR Inc: £37.7 million and High Co SA: £35.4 million (2018: GIIR Inc: £46.8 million and High Co SA: £37.1 million).

Where the market value of the Group’s listed associates is less than the carrying value, an impairment review is performed utilising the discounted cash flow methodology discussed in note 14, which represents the value in use.

The Group’s investments in its principal associate undertakings are represented by ordinary shares.

Summarised financial information
The following tables present a summary of the aggregate financial performance and net asset position of the Group’s associate undertakings and joint ventures. These have been estimated and converted, where appropriate, to an IFRS presentation based on information provided by the relevant companies at 31 December 2019.

	2019 £m	2018 £m	2017 £m
Income statement
Revenue	3,619.1	3,685.8	3,800.8
Operating profit	365.6	378.4	440.4
Profit before taxation	(385.9)	194.7	381.9
Profit for the year	(429.6)	118.1	312.5

Balance sheet
Assets	8,8 5 5. 1	2,940.9	3,192.9
Liabilities	(6,765.7)	(1,570.6)	(1,633.7)
Net assets	2,0 89 . 4	1,370.3	1,559.2

The application of equity accounting is ordinarily discontinued when the investment is reduced to zero and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.

At 31 December 2019, capital commitments contracted, but not provided for
,
in respect of interests in associates and other investments were £21.8 million (2018: £31.4 million).